SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On July 17, 2023, the Company entered into a Standby Equity Purchase Agreement (the “Public SEPA”) with SHANJING CAPITAL GROUP CO., LTD (the “Investor”). Pursuant to the Public SEPA, the Company shall have the right, but not the obligation, to sell to the Investor up to $1,000,000 of its ordinary shares, no par value (the “Public SEPA Shares”), at the Company’s request any time during the commitment period commencing on July 17, 2023 and terminating on the earliest of (i) the first day of the month following the 24-month anniversary of the date of the Public SEPA and (ii) the date on which the Investor shall have made payment of advances requested pursuant to the Public SEPA for the Company’s Public SEPA Shares equal to the commitment amount of $1,000,000. The Public SEPA Shares would be purchased at 85.0% of the Market Price (as defined below), provided that in no event shall such purchase price be less than $0.20 per share (the “Floor Price”), and would be subject to certain limitations, including that the Investor could not purchase any shares that would result in it owning more than 4.99% of the Company’s outstanding ordinary shares at the time of an advance (the “Ownership Limitation”) or 19.99% of the Company’s outstanding ordinary shares as of July 17, 2023 (the “Exchange Cap”). The Exchange Cap will not apply if the Company’s shareholders have approved issuances in excess of the Exchange Cap or if the Company is able to invoke the home country practice exemption in accordance with the rules of the Nasdaq Stock Market. As defined in the Public SEPA, “Market Price” means the number obtained when the aggregate value of the Company’s ordinary shares (each trading day closing price times the number of shares traded in such trading day) traded on the Nasdaq Stock Market during the five (5) trading days immediately preceding the date set forth in any notice requesting an advance, is divided by the total number of ordinary shares traded during such five (5) trading days’ period.

In connection with the execution of the Public SEPA, the Company agreed to issue an aggregate of 4,339 ordinary shares of the Company (the “Public Commitment Fee Shares”) to the Investor as consideration for its irrevocable commitment to purchase the Public SEPA Shares upon the terms and subject to the satisfaction of the conditions set forth in the Public SEPA.

On the same date, the Company entered into another Standby Equity Purchase Agreement (the “Private SEPA”) with the same Investor. Pursuant to the Private SEPA, the Company shall have the right, but not the obligation, to sell to the Investor up to $10,000,000 of ordinary shares of the Company (the “Private SEPA Shares”), at the Company’s request any time during the commitment period commencing on July 17, 2023 and terminating on the earliest of (i) the first day of the month following the 36-month anniversary of the date of the Private SEPA and (ii) the date on which the Investor shall have made payment of advances requested pursuant to the Private SEPA for the Company’s Private SEPA Shares equal to the commitment amount of $10,000,000. Each advance the Company requests under the Private SEPA may be for a number of the Company’s ordinary shares with an aggregate value of up to $1,000,000. The Private SEPA Shares would be purchased at 85.0% of the Market Price which has the same meaning as that term in the Public SEPA. The purchase price in any advance under the Private SEPA shall not be less than the same Floor Price as under the Public SEPA, or $0.20 per share. The advances under the Private SEPA are subject to the same Ownership Limitation and Exchange Cap as under the Public SEPA.

In connection with the execution of the Private SEPA, the Company agreed to issue an aggregate of 43,394 ordinary shares of the Company (the “Private Commitment Fee Shares”) to the Investor as consideration for its irrevocable commitment to purchase the Private SEPA Shares upon the terms and subject to the satisfaction of the conditions set forth in the Private SEPA.

On July 31, 2023, the Company announced that the board of directors of the Company approved a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Beginning August 1, 2023, the Company’s ordinary shares started trading on a split-adjusted basis under the same symbol “TAOP” but with new CUSIP number, G8675V 127.

As a result of the share consolidation, each ten ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of shareholders who hold their shares in brokerage accounts or “street name”. Shareholders holding certificates of ordinary shares are expected to receive instructions from the Company’s transfer agent, Transhare Corporation, regarding procedures for exchanging share certificates. All outstanding options, warrants and other rights to purchase the Company’s ordinary shares were adjusted proportionately as a result of the reverse stock split. No fractional shares were issued as a result of the reverse stock split, and instead, all such fractional shares resulting from the reverse stock split were rounded up to the nearest whole share.

The reverse stock split was intended to increase the per share trading price of the ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Stock Market. Immediately following the reverse stock split the Company had approximately 1.86 million ordinary shares issued and outstanding, exclusive of shares issuable under outstanding options and warrants. The reverse stock split had affect the number of total authorized ordinary shares of the Company.

On August 2, 2023, the Company issued 80,000 ordinary shares to the Investor at a price of approximately $4.626 per share, pursuant to the previously announced Public SEPA. The total purchase price and proceeds the Company received from the sale of the shares is $370,080. These shares were issued as part of the commitment by Investor to purchase from time to time, at our option, up the Company’s $1,000,000 of our ordinary shares pursuant to the Public SEPA, as described in the Form 6-K dated July 19, 2023.